Segment and corporate information - Geographic Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographic region
Revenue external customers	€ 17,476,555	€ 16,546,873	€ 17,783,572
Long-lived assets	24,760,182	17,500,198	17,065,613
Germany
Disclosure of geographic region
Revenue external customers	474,750	426,327	433,105
Long-lived assets	1,311,786	948,355	905,571
North America
Disclosure of geographic region
Revenue external customers	12,195,173	11,569,732	12,878,665
Long-lived assets	19,112,827	13,260,913	13,037,452
Rest of the World
Disclosure of geographic region
Revenue external customers	4,806,632	4,550,814	4,471,802
Long-lived assets	€ 4,335,569	€ 3,290,930	€ 3,122,590